Stockholder's Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
STOCKHOLDER'S EQUITY	STOCKHOLDER'S EQUITY
The Board of Directors of the Company has authorized 100,000 shares of common stock with a par value of $20 per share. All shares are issued and outstanding as of December 31, 2023 and 2022 and are owned by the Parent (see Note 1 to the Financial Statements). The Company paid cash dividends to its Parent of $0.0 million, $1.7 million, and $1.2 million during the years ended December 31, 2023, 2022 and 2021, respectively. The Company paid an extraordinary dividend, which was treated as a return of capital of $28.9 million, of which $28.3 million was non-cash during the year ended December 31, 2022.
The maximum amount of dividends which can be paid by State of New York insurance companies to shareholders without prior approval of the New York Department of Financial Services is subject to restrictions relating to statutory surplus (see as described in Note 8 to the Financial Statements).